Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information

The Company reports segment information along the same lines that its chief executive officer reviews its operating results in assessing performance and allocating resources. The Company operates two reportable segments, Business Services and Consumer Services. The Company’s Business Services segment provides a broad range of data, voice and IT services to retail and wholesale business customers. The Company’s Consumer Services segment provides nationwide Internet access and related value-added services to residential customers.

The Company evaluates performance of its segments based on segment operating income. Segment operating income includes revenues from external customers, related cost of revenues and operating expenses directly attributable to the segment, which include costs over which segment managers have direct discretionary control, such as advertising and marketing programs, customer support expenses, operations expenses, product development expenses, certain technology and facilities expenses, billing operations and provisions for doubtful accounts. Segment operating income excludes other income and expense items and certain expenses over which segment managers do not have discretionary control. Costs excluded from segment operating income include various corporate expenses (consisting of certain costs such as corporate management, human resources, finance and legal), depreciation and amortization, impairment of goodwill and intangible assets, restructuring, acquisition and integration-related costs, and stock-based compensation expense, as they are not considered in the measurement of segment performance.

During the year ended December 31, 2012, the Company changed the basis of measurement of segment income related to certain corporate operating expenses. Accordingly, the Company has reclassified segment operating expenses and segment operating income for all periods presented.

Information on reportable segments and a reconciliation to consolidated income from operations for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Business Services
Revenues	$160,764	$938,259	$1,031,267
Cost of revenues (excluding depreciation and amortization)	90,677	473,004	536,519
Gross margin	70,087	465,255	494,748
Direct segment operating expenses	48,129	301,995	341,258
Segment operating income	$21,958	$163,260	$153,490
Consumer Services
Revenues	$461,448	$375,845	$317,710
Cost of revenues (excluding depreciation and amortization)	143,956	117,482	105,102
Gross margin	317,492	258,363	212,608
Direct segment operating expenses	90,209	73,293	67,526
Segment operating income	$227,283	$185,070	$145,082
Consolidated
Revenues	$622,212	$1,314,104	$1,348,977
Cost of revenues	234,633	590,486	641,621
Gross margin	387,579	723,618	707,356
Direct segment operating expenses	138,338	375,288	408,784
Segment operating income	249,241	348,330	298,572
Depreciation and amortization	23,390	160,083	183,304
Restructuring, acquisition and integration-related costs	22,368	32,068	18,244
Impairment of intangible assets	1,711	—	—
Corporate operating expenses	40,079	31,070	29,019
Income from operations	$161,693	$125,109	$68,005

The Company manages its working capital on a consolidated basis and does not allocate long-lived assets to segments. In addition, segment assets are not reported to, or used by, the chief operating decision maker and therefore, total segment assets have not been disclosed.

The Company has not provided information about geographic segments because substantially all of the Company’s revenues, results of operations and identifiable assets are in the United States.

Information on revenues by groups of similar services and by segment for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Business Services
Retail services	$88,739	$760,158	$845,664
Wholesale services	36,792	136,224	151,910
Other services	35,233	41,877	33,693
Total revenues	160,764	938,259	1,031,267
Consumer Services
Access services	403,174	323,998	269,533
Value-added services	58,274	51,847	48,177
Total revenues	461,448	375,845	317,710
Total Revenues	$622,212	$1,314,104	$1,348,977

The Company’s Business Services segment earns revenue by providing a broad range of data, voice, equipment and IT services to retail and wholesale business customers. The Company presents its Business Services revenue in the following three categories: (1) retail services, which includes data, voice and managed IT services provided to business customers; (2) wholesale services, which includes the sale of transmission capacity to other telecommunications carriers; and (3) other services, which includes the sale of customer premises equipment and web hosting. Revenues generally consist of recurring monthly charges for such services; usage fees; installation fees; equipment fees and termination fees.

The Company’s Consumer Services segment earns revenue by providing nationwide Internet access and related value-added services. The Company presents its Consumer Services revenue in the following two categories: (1) access services, which includes narrowband and broadband Internet access services and (2) value-added services, which includes revenues from ancillary services sold as add-on features to EarthLink’s Internet access services, such as security products, premium email only, home networking and email storage; search revenues; and advertising revenues. Revenues generally consist of recurring monthly charges for such services; usage fees; installation fees; termination fees; and fees for equipment.